INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	2.10%	1.30%	1.90%
Non-U.S. income tax rate differential	1.60%	3.50%	1.30%
Nondeductible FDIC premiums	0.60%	1.30%	0.40%
Tax advantaged investments	(2.30%)	(4.40%)	(2.30%)
Valuation allowance releases	(1.70%)	(4.40%)	(3.00%)
Other, net	(1.50%)	0.20%	(0.80%)
Effective income tax rate	19.80%	18.50%	18.50%